Royalty and streaming interests	12 Months Ended
Dec. 31, 2025
Royalty and streaming interests
Royalty and streaming interests
5.	Royalty and streaming interests

Oil and Gas

On February 21, 2023, the Company acquired a 1.56% gross-overriding royalty (“GORR”) on the Maria Conchita (Colombia) block operated by NG Energy International Corp. (“NG Energy”). On March 21, 2023, the Company acquired an additional 1.56% GORR on the Maria Conchita (Colombia) block and a 1.44% GORR on the SINU-9 (Colombia) block operated by NG Energy from a third party.

The Company met the criteria for classifying the Oil and Gas business as a discontinued operation as of September 30, 2025. As a result, the assets and liabilities associated with the Oil and Gas business were reclassified as held for sale on September 30, 2025 (see Note 15). Upon completion of the Spin-Out on December 18, 2025, the Company ceased to have an interest in the Oil and Gas business.

Metal and Minerals

On February 21, 2023, the Company acquired a 2.00% GORR (the “NORI Royalty”) from The Metals Company Inc’s (“TMC”), wholly owned subsidiary, Nauru Ocean Resources, Inc. (“NORI”), who each became a related party of the Company following the acquisition of the NORI Royalty as a result of the equity consideration received. The consideration paid by the Company for the NORI Royalty was comprised of a promissory note with the principal amount of $14.0 million, which was assigned from NORI to an affiliate of TMC and from that affiliate to TMC (the “TMC Note”) and 5 million contingent value rights (“CVR”) valued at $0.1 million. As repayment of the TMC Note, the Company issued common shares of the Company to TMC valued at $9.0 million and paid in cash the remaining principal amount of $5.0 million. The NORI Royalty is subject to two repurchase options exercisable beginning on the second anniversary of the Royalty Agreement and ending on the fifth anniversary, subject to certain conditions.

●	Repurchase Rights — TMC has an exclusive and irrevocable one-time right and option (the “First Royalty Repurchase Option”) to purchase fifty percent (50%) of the NORI Royalty on or after the second anniversary following the date of the NORI Royalty Agreement, by making a payment (the “First Repurchase Payment”) to the Company in the amount that, when combined with the aggregate NORI Royalty payments received prior to the First Repurchase Payment is made, would provide an agreed rate of return. The First Royalty Repurchase Option expires on February 21, 2030, the seventh anniversary following the date of the NORI Royalty Agreement. If the First Royalty Repurchase Option is exercised, and TMC is not in default of its payment obligations under the NORI Royalty, TMC has an exclusive and irrevocable one-time right and option (the “Second Royalty Repurchase Option”) to purchase an additional twenty-five (25%) of the original NORI Royalty on or after February 21, 2028, the fifth anniversary following the date of the NORI Royalty Agreement, by making a payment (the “Second Repurchase Payment”) to the Company in the amount that, when combined with the aggregate NORI Royalty payments received prior to the Second Repurchase Payment is made, would provide an agreed rate of return. The Second Royalty Repurchase Option expires on February 21, 2033, the tenth anniversary following the date of the NORI Royalty Agreement.

CVR — The CVR was granted to TMC as part of the TMC Royalty Interest in order to mitigate risks associated with the potential termination of the exploitation license granted for the Maria Conchita (Colombia) royalty-producing natural gas fields in Latin America (the “Exploitation License”). The CVR converts into 5 million additional common shares of the Company, in the event the Exploitation License is found, in a final decision, to be invalid by the Colombian National Agency of Hydrocarbons prior to the earlier of (1) five years from the issuance of the CVR and (2) the date the Company becomes a publicly listed entity.

	Royalty and Streaming Interests
		Metal and
	Oil and Gas	Minerals	Total
Cost
As of January 1, 2024 and December 31, 2024	$6,576,211	$14,081,250	$20,657,461
Reclassification to held for sale (Note 15)	(6,576,211)	—	(6,576,211)
As of December 31, 2025	$—	$14,081,250	$14,081,250
Accumulated depletion and impairment
As of January 1, 2024	$(257,977)	$—	$(257,977)
Depletion	(590,942)	—	(590,942)
As of December 31, 2024	(848,919)	—	(848,919)
Depletion	(156,908)	—	(156,908)
Reclassification to held for sale (Note 15)	1,005,827	—	1,005,827
As of December 31, 2025	$—	$—	$—
Carrying value as of December 31, 2024	$5,727,292	$14,081,250	$19,808,542
Carrying value as of December 31, 2025	$—	$14,081,250	$14,081,250